ACQUISITIONS - Schedule of Purchase Price Allocations (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Feb. 11, 2020
Disclosure of detailed information about business combination [line items]
Current portion of non-recourse borrowings	$ (1,818)	$ (1,026)
Non-recourse borrowings	(20,435)	$ (17,991)
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	2
Restricted cash	54
Trade receivables and other current assets	51
Property, plant and equipment, at fair value	2,366
Current liabilities	(16)
Current portion of non-recourse borrowings	(81)
Financial instruments	(16)
Non-recourse borrowings	(894)
Provisions	(99)
Other long-term liabilities	(56)
Fair value of identifiable net assets acquired	1,311
Goodwill	117
Purchase price	1,428
Oregon Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	1
Restricted cash	49
Trade receivables and other current assets	28
Property, plant and equipment, at fair value	1,643
Current liabilities	(10)
Current portion of non-recourse borrowings	(74)
Financial instruments	(16)
Non-recourse borrowings	(761)
Provisions	(83)
Other long-term liabilities	(33)
Fair value of identifiable net assets acquired	744
Goodwill	0
Purchase price	744
U.S. Distributed Generation Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	1
Restricted cash	5
Trade receivables and other current assets	23
Property, plant and equipment, at fair value	723
Current liabilities	(6)
Current portion of non-recourse borrowings	(7)
Financial instruments	0
Non-recourse borrowings	(133)
Provisions	(16)
Other long-term liabilities	(23)
Fair value of identifiable net assets acquired	567
Goodwill	117
Purchase price	684
Spanish CSP Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			$ 22
Restricted cash			27
Trade receivables and other current assets			33
Property, plant and equipment, at fair value			661
Deferred tax assets			14
Other non-current assets			8
Current liabilities			(17)
Financial instruments			(148)
Non-recourse borrowings			(475)
Decommissioning liabilities			(23)
Other long-term liabilities			(22)
Fair value of identifiable net assets acquired			80
Goodwill			41
Purchase price			$ 121
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	3
Restricted cash	16
Trade receivables and other current assets	112
Property, plant and equipment, at fair value	1,303
Current liabilities	(32)
Current portion of non-recourse borrowings	(30)
Financial instruments	(4)
Non-recourse borrowings	(289)
Deferred income tax liabilities	(36)
Decommissioning liabilities	(38)
Other long-term liabilities	(31)
Fair value of identifiable net assets acquired	974
India Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	0
Restricted cash	14
Trade receivables and other current assets	14
Property, plant and equipment, at fair value	243
Current liabilities	(1)
Current portion of non-recourse borrowings	(12)
Financial instruments	(4)
Non-recourse borrowings	(158)
Deferred income tax liabilities	(8)
Decommissioning liabilities	(5)
Other long-term liabilities	(4)
Fair value of identifiable net assets acquired	79
China Wind Facility
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	0
Restricted cash	2
Trade receivables and other current assets	51
Property, plant and equipment, at fair value	307
Current liabilities	(23)
Current portion of non-recourse borrowings	(18)
Financial instruments	0
Non-recourse borrowings	(131)
Deferred income tax liabilities	(28)
Decommissioning liabilities	0
Other long-term liabilities	0
Fair value of identifiable net assets acquired	160
2019 TERP DG Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	3
Restricted cash	0
Trade receivables and other current assets	47
Property, plant and equipment, at fair value	753
Current liabilities	(8)
Current portion of non-recourse borrowings	0
Financial instruments	0
Non-recourse borrowings	0
Deferred income tax liabilities	0
Decommissioning liabilities	(33)
Other long-term liabilities	(27)
Fair value of identifiable net assets acquired	$ 735